----------------------------
                                                      OMB APPROVAL
                                                    ----------------------------
                                                      OMB Number: 3235-0570

                                                      Expires: April 30, 2008

                                                      Estimated average burden
                                                      hours per response: 19.4
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08883
                                   ---------------------------------------------

                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  480 Shepherd Street           Winston-Salem, North Carolina          27103
--------------------------------------------------------------------------------
       (Address of principal executive offices)                      (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (336) 768-7230
                                                     ---------------------------

Date of fiscal year end:         September 30, 2007
                          ------------------------------------

Date of reporting period:        September 30, 2007
                          ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




                         ===============================




                                    SHEPHERD
                                     STREET
                                     EQUITY
                                      FUND




                         ===============================




                         THE SHEPHERD STREET FUNDS, INC.
                                  ANNUAL REPORT
                               SEPTEMBER 30, 2007

THE SHEPHERD STREET EQUITY FUND                   NOVEMBER 12, 2007
================================================================================

                                                                     ----------
Dear Shareholder:                                                     SHEPHERD
                                                                       STREET
On September  30, 2007,  the Shepherd  Street Equity Fund (the         EQUITY
"Fund")  completed  its ninth year of  investment  operations.          FUND
Over the past twelve months, the Fund posted a total return of       ----------
17.62%.   By  comparison,   the  S&P  500  Index,  the  Fund's
benchmark, was up 16.44%. During the year, our participation in initial and secondary public offerings contributed 0.91% to our yearly return. The Fund's cumulative return since inception (10/2/1998) now totals 78.74% and the average annual return is 6.67% as compared to the 78.66% cumulative return of the S&P 500 and its average annual return of 6.66%.

Our investment process continues to be driven by valuations as we focus on the intrinsic value of a company and the risk adjusted return to your Fund. What this means is that we want to own above average businesses that are selling for below average prices. Our strategy has been to hold these investments until the markets recognize their inherent value and, assuming the market agrees with our view of the companies value, we are rewarded in the process. Our focus on large-cap stocks was not rewarded during the last calendar year; whereas during this calendar year the market has recognized the value in the strong balance sheets and growth prospects of two of our large-cap holdings, Nokia and Cisco. We believe that large-cap companies with strong balance sheets and significant international exposure will continue to post strong results.

Several of our stocks performed very well during the year. Our top performing holding was Nokia, a diversified telecommunications company that gained 93% during the fiscal year. The Fund also enjoyed strong performances in its investments in FalconStor Software (increasing 57%), the iShares Emerging Markets Exchange Traded Fund (gaining 54%) and Cisco Systems (up 44%). Over the fiscal year, the markets have been aided by the benign macroeconomic picture. Unlike last year, Federal Reserve and energy price concerns have largely dissipated, creating a benign economic environment. Even the more recent subprime crisis has been met by interest rate decreases, keeping the overall economic backdrop neutral for equities.

We are very optimistic about the potential of our holdings in the coming year. Strong worldwide growth coupled with a low interest rate environment in the

United States should create momentum for our large cap stocks and help them to continue to report solid earnings growth. Assuming sound financial management, our companies should continue to perform as expected and further validate our large-cap focus. We very much appreciate your investment in the Shepherd Street Equity Fund and continue to pledge our total effort to grow your investment.

                                                 Sincerely yours,

                                                 /s/ David B. Rea

                                                 David B. Rea, Portfolio Manager



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-888-575-4800.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectuses contain this and other important information. To obtain a copy of the Fund's prospectus please call 1-888-575-4800 and a copy will be sent to you free of charge or visit the Fund's website at www.shepherdstreetfund.com. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor's current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

THE SHEPHERD STREET EQUITY FUND
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
       THE SHEPHERD STREET EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX

                              [LINE CHART OMITTED]

     THE SHEPHERD STREET EQUITY FUND                    S&P 500 INDEX
     -------------------------------           -------------------------------
      10/1/1998              $10,000            10/1/1998             $10,000
     12/31/1998               12,040           12/31/1998              12,506
      3/31/1999               12,080            3/31/1999              13,129
      6/30/1999               13,730            6/30/1999              14,055
      9/30/1999               12,840            9/30/1999              13,177
     12/31/1999               14,400           12/31/1999              15,138
      3/31/2000               15,085            3/31/2000              15,485
      6/30/2000               15,054            6/30/2000              15,073
      9/30/2000               15,064            9/30/2000              14,927
     12/31/2000               14,359           12/31/2000              13,759
      3/31/2001               13,085            3/31/2001              12,128
      6/30/2001               14,529            6/30/2001              12,837
      9/30/2001               11,797            9/30/2001              10,953
     12/31/2001               14,004           12/31/2001              12,126
      3/31/2002               13,310            3/31/2002              12,159
      6/30/2002               12,071            6/30/2002              10,530
      9/30/2002               10,190            9/30/2002               8,710
     12/31/2002               10,768           12/31/2002               9,445
      3/31/2003               10,684            3/31/2003               9,148
      6/30/2003               11,987            6/30/2003              10,556
      9/30/2003               12,638            9/30/2003              10,835
     12/31/2003               14,193           12/31/2003              12,155
      3/31/2004               14,960            3/31/2004              12,361
      6/30/2004               14,770            6/30/2004              12,573
      9/30/2004               14,193            9/30/2004              12,338
     12/31/2004               15,565           12/31/2004              13,477
      3/31/2005               14,575            3/31/2005              13,187
      6/30/2005               14,775            6/30/2005              13,368
      9/30/2005               15,091            9/30/2005              13,849
     12/31/2005               15,049           12/31/2005              14,138
      3/31/2006               15,670            3/31/2006              14,733
      6/30/2006               14,617            6/30/2006              14,521
      9/30/2006               15,196            9/30/2006              15,343
     12/31/2006               16,117           12/31/2006              16,371
      3/31/2007               16,128            3/31/2007              16,476
      6/30/2007               17,165            6/30/2007              17,510
      9/30/2007               17,874            9/30/2007              17,866

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                                           Average Annual Total Returns(a)
                                       (for periods ended September 30, 2007)

                                    1 YEAR      5 YEARS       SINCE INCEPTION*
                                    ------      -------       ----------------
The Shepherd Street Equity Fund     17.62%       11.89%            6.67%
Standard & Poor's 500 Index         16.44%       15.45%            6.66%
--------------------------------------------------------------------------------

*     Initial public offering of shares was October 2, 1998.

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE SHEPHERD STREET EQUITY FUND
================================================================================

                THE SHEPHERD STREET EQUITY FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                         SEPTEMBER 30, 2007 (UNAUDITED)

                               [BAR CHART OMITTED]

                                    The Shepherd Street    S&P 500
                                         Equity Fund        Index
                                    --------------------   -------
Consumer Discretionary                      2.8%             9.2%
Consumer Staples                           10.8%             9.5%
Energy                                      3.4%            11.7%
Financials                                 16.0%            19.8%
Health Care                                11.9%            11.6%
Industrials                                11.3%            11.5%
Information Technology                     26.5%            16.2%
Materials                                   6.5%             3.2%
Telecommunications Services                 4.5%             3.8%
Utilities                                   0.0%             3.4%
Exchange-Traded Funds                       4.7%             0.0%
Cash and Equivalents                        1.6%             0.0%


                                TOP TEN HOLDINGS
                         SEPTEMBER 30, 2007 (UNAUDITED)
      --------------------------------------------------------------------

      SECURITY DESCRIPTION                            % OF NET ASSETS
      ----------------------------------------        ---------------
      NovaGold Resources, Inc.                             6.5%
      Berkshire Hathaway, Inc. - Class A                   5.6%
      Johnson & Johnson                                    4.9%
      General Electric Company                             4.9%
      Intel Corporation                                    4.8%
      iShares MSCI Emerging Markets Index Fund             4.7%
      Cisco Systems, Inc.                                  4.7%
      PepsiCo, Inc.                                        4.6%
      Nokia Oyj - ADR                                      4.5%
      Google, Inc.                                         4.4%

THE SHEPHERD STREET EQUITY FUND
================================================================================
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

  SHARES  COMMON STOCKS -- 93.7%                                       VALUE
  ------                                                            -----------
          CONSUMER DISCRETIONARY -- 2.8%
  26,000  Lowe's Companies, Inc. ...............................    $   728,520
                                                                    -----------

          CONSUMER STAPLES -- 10.8%
  16,175  PepsiCo, Inc. ........................................      1,184,981
  16,000  Procter & Gamble Company (The)........................      1,125,440
  10,000  Wal-Mart Stores, Inc..................................        436,500
                                                                    -----------
                                                                      2,746,921
                                                                    -----------
          ENERGY -- 3.5%
 118,500  FX Energy, Inc. (a)...................................        882,825
                                                                    -----------

          FINANCIALS -- 16.0%
      12  Berkshire Hathaway, Inc. - Class A (a)................      1,422,120
   5,500  Capital One Financial Corporation.....................        365,365
  21,333  Citigroup, Inc. ......................................        995,611
   3,000  Goldman Sachs Group, Inc. ............................        650,220
  35,000  Triad Guaranty, Inc. (a)..............................        663,950
                                                                    -----------
                                                                      4,097,266
                                                                    -----------
          HEALTH CARE -- 11.9%
  19,000  Johnson & Johnson.....................................      1,248,300
  12,000  Medtronic, Inc. ......................................        676,920
  14,000  WellPoint, Inc. (a)...................................      1,104,880
                                                                    -----------
                                                                      3,030,100
                                                                    -----------
          INDUSTRIALS -- 11.3%
   2,000  Babcock & Brown Air Ltd. - ADR (a)....................         45,600
   7,000  Boeing Company........................................        734,930
  11,000  Caterpillar, Inc. ....................................        862,730
  30,000  General Electric Company..............................      1,242,000
                                                                     ----------
                                                                      2,885,260
                                                                    -----------
          INFORMATION TECHNOLOGY -- 26.5%
  36,000  Cisco Systems, Inc. (a)...............................      1,191,960
  40,000  Dell, Inc. (a)........................................      1,104,000
  90,400  FalconStor Software, Inc. (a).........................      1,089,320
   2,000  Google, Inc. (a)......................................      1,134,540
  47,000  Intel Corporation.....................................      1,215,420
  35,000  Microsoft Corporation ................................      1,031,100
                                                                    -----------
                                                                      6,766,340
                                                                    -----------

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
SCHEDULE OF INVESTMENTS (Continued)

  SHARES  COMMON STOCKS -- 93.7% (CONTINUED)                           VALUE
  ------                                                            -----------
          MATERIALS -- 6.5%
 100,000  NovaGold Resources, Inc. (a)..........................    $ 1,651,000
                                                                    -----------

          TELECOMMUNICATIONS SERVICES -- 4.4%
  30,000  Nokia Oyj - ADR.......................................    $ 1,137,900
                                                                    -----------

          TOTAL COMMON STOCKS (Cost $17,736,113)  ..............    $23,926,132
                                                                    -----------

  SHARES   EXCHANGE-TRADED FUNDS -- 4.7%                               VALUE
  ------                                                            -----------
   8,000  iShares MSCI Emerging Markets Index Fund
            (Cost $678,380).....................................    $ 1,193,600
                                                                    -----------

  SHARES   MONEY MARKET SECURITIES -- 1.3%                             VALUE
  ------                                                            -----------
 340,566  First American Treasury Obligations Fund - Class A
            (Cost $340,566).....................................    $   340,566
                                                                    -----------

          TOTAL INVESTMENTS AT VALUE -- 99.7%
            (Cost $18,755,059)..................................    $25,460,298

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%.........         76,736
                                                                    -----------

          NET ASSETS -- 100.0%..................................    $25,537,034
                                                                    ===========

ADR - American Depositary Receipt

(a)   Non-income producing security.

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007

ASSETS
   Investments in securities:
     At acquisition cost .........................................  $18,755,059
                                                                    ===========
     At market value (Note 1) ....................................  $25,460,298
   Receivable for capital shares sold ............................       22,917
   Receivable for investment securities sold .....................      111,198
   Dividends receivable ..........................................        8,829
                                                                    -----------
     TOTAL ASSETS ................................................   25,603,242
                                                                    -----------

LIABILITIES
   Payable for investment securities purchased ...................       46,000
   Due to Advisor (Note 3) .......................................       14,506
   Accrued distribution fees (Note 3) ............................        5,103
   Other liabilities .............................................          599
                                                                    -----------
     TOTAL LIABILITIES ...........................................       66,208
                                                                    -----------

NET ASSETS .......................................................  $25,537,034
                                                                    ===========

Net assets consist of:
   Common stock (500,000,000 shares ($.0001 par value)
     authorized, 1,512,340 shares outstanding) ...................  $       151
   Additional paid-in capital ....................................   17,300,487
   Undistributed net investment income ...........................       39,969
   Undistributed net realized gains from security transactions ...    1,491,188
   Net unrealized appreciation on investments ....................    6,705,239
                                                                    -----------
Net assets .......................................................  $25,537,034
                                                                    ===========

Shares of common stock outstanding ...............................    1,512,340
                                                                    ===========

Net asset value and offering price per share (a) .................  $     16.89
                                                                    ===========

(a)   Redemption price varies based on length of time held (Note 1).

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2007

INVESTMENT INCOME
   Dividends (Net of foreign tax of $4,763) .............................   $   352,702
                                                                            -----------

EXPENSES
   Investment advisory fees (Note 3) ....................................       104,062
   Service fees (Note 3) ................................................       130,077
   Distribution fees (Note 3) ...........................................        65,039
   Interest expense (Note 4) ............................................         2,263
                                                                            -----------
     Total expenses .....................................................       301,441
   Expenses reimbursed by the Advisor (Note 3) ..........................        (2,263)
                                                                            -----------
     Net expenses .......................................................       299,178
                                                                            -----------

NET INVESTMENT INCOME ...................................................        53,524
                                                                            -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ........................     1,677,101
   Net change in unrealized appreciation/depreciation on investments ....     2,463,797
                                                                            -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........................     4,140,898
                                                                            -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................   $ 4,194,422
                                                                            ===========

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR             YEAR
                                                                        ENDED            ENDED
                                                                    SEPTEMBER 30,    SEPTEMBER 30,
                                                                         2007             2006
                                                                    -------------    -------------
FROM OPERATIONS
   Net investment income ........................................   $      53,524    $      16,839
   Net realized gains from security transactions ................       1,677,101          189,928
   Net change in unrealized
     appreciation/depreciation on investments ...................       2,463,797         (118,084)
                                                                    -------------    -------------
Net increase in net assets from operations ......................       4,194,422           88,683
                                                                    -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ...................................         (30,394)              --
   From net realized gains on investments .......................         (98,304)              --
                                                                    -------------    -------------
Net decrease in net assets from distributions to shareholders ...        (128,698)              --
                                                                    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ....................................       1,195,073        2,249,958
   Net asset value of shares issued in
     reinvestment of distributions to shareholders ..............         128,573               --
   Proceeds from redemption fees collected (Note 1) .............              93              535
   Payment for shares redeemed ..................................      (5,609,427)      (6,390,430)
                                                                    -------------    -------------
Net decrease in net assets from capital share transactions ......      (4,285,688)      (4,139,937)
                                                                    -------------    -------------

TOTAL DECREASE IN NET ASSETS ....................................        (219,964)      (4,051,254)

NET ASSETS
   Beginning of year ............................................      25,756,998       29,808,252
                                                                    -------------    -------------
   End of year ..................................................   $  25,537,034    $  25,756,998
                                                                    =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME .............................   $      39,969    $      16,839
                                                                    =============    =============

CAPITAL SHARE ACTIVITY
   Sold .........................................................          76,683          157,559
   Reinvested ...................................................           8,442               --
   Redeemed .....................................................        (357,928)        (452,118)
                                                                    -------------    -------------
   Net decrease in shares outstanding ...........................        (272,803)        (294,559)
   Shares outstanding at beginning of year ......................       1,785,143        2,079,702
                                                                    -------------    -------------
   Shares outstanding at end of year ............................       1,512,340        1,785,143
                                                                    =============    =============

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                   YEAR              YEAR            YEAR            YEAR           YEAR
                                                   ENDED            ENDED           ENDED            ENDED          ENDED
                                                 SEPT. 30,        SEPT. 30,       SEPT. 30,        SEPT. 30,      SEPT. 30,
                                                   2007             2006            2005             2004           2003
                                                ----------       ----------      ----------       ----------     ----------
Net asset value at beginning of year ........   $    14.43       $    14.33      $    13.51       $    12.03     $     9.70
                                                ----------       ----------      ----------       ----------     ----------

Income (loss) from investment operations:
  Net investment income (loss) ..............         0.04             0.01            0.04            (0.02)         (0.02)
  Net realized and unrealized
    gains on investments ....................         2.50             0.09            0.82             1.50           2.35
                                                ----------       ----------      ----------       ----------     ----------
Total from investment operations ............         2.54             0.10            0.86             1.48           2.33
                                                ----------       ----------      ----------       ----------     ----------

Less distributions:
  From net investment income ................        (0.02)              --           (0.04)              --             --
  In excess of net investment income ........           --               --           (0.00)(a)           --             --
  From net realized gains
    on investments ..........................        (0.06)              --              --               --             --
                                                ----------       ----------      ----------       ----------     ----------
Total distributions .........................        (0.08)              --           (0.04)              --             --
                                                ----------       ----------      ----------       ----------     ----------

Proceeds from redemption
  fees collected (Note 1) ...................         0.00(a)          0.00(a)         0.00(a)            --             --
                                                ----------       ----------      ----------       ----------     ----------
Net asset value at end of year ..............   $    16.89       $    14.43      $    14.33       $    13.51     $    12.03
                                                ==========       ==========      ==========       ==========     ==========
Total return (b) ............................        17.62%            0.70%           6.33%           12.30%         24.02%
                                                ==========       ==========      ==========       ==========     ==========
Net assets at end of year (000's) ...........   $   25,537       $   25,757      $   29,808       $   25,722     $   21,145
                                                ==========       ==========      ==========       ==========     ==========
Ratio of net expenses to
  average net assets (c) ....................         1.15%            1.15%           1.15%            1.15%          1.15%
Ratio of net investment income
  (loss) to average net assets ..............         0.21%            0.06%           0.23%           (0.13%)        (0.17%)
Portfolio turnover rate .....................           75%              99%             76%              87%            70%

(a)   Less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Absent voluntary expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.16%, 1.16% and 1.15% for the years ended September 30, 2007, 2006 and 2005, repectively. Prior to October 1, 2004, there were no expense reimbursements by the Advisor.

                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2007

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shepherd Street Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on July 16, 1998, and currently offers one series of shares, the Shepherd Street Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company under the Investment Company Act of 1940. The Fund's investment objective is growth of capital. The Fund's registration statement became effective with the Securities and Exchange Commission on October 1, 1998 and the Fund commenced operations on October 2, 1998.

The following is a summary of the Fund's significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities valuation -- Common stocks and other equity securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 0.5% if redeemed within six months of the date of purchase. For the years ended September 30, 2007 and 2006, proceeds from redemption fees totaled $93 and $535, respectively.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)

Security transactions and investment income -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at September 30, 2007 was as follows:

--------------------------------------------------------------------------------
Cost of portfolio investments ..................................   $ 18,760,704
                                                                   ============
Gross unrealized appreciation ..................................   $  7,001,316
Gross unrealized depreciation ..................................       (301,722)
                                                                   ------------
Net unrealized appreciation ....................................   $  6,699,594
Undistributed ordinary income ..................................        189,578
Undistributed long-term gains ..................................      1,347,224
                                                                   ------------
Total distributable earnings ...................................   $  8,236,396
                                                                   ============
--------------------------------------------------------------------------------

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The tax character of distributions paid during the year ended September 30, 2007 was ordinary income. There were no distributions paid during the year ended September 30, 2006. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are permanent in nature and are primarily due differing treatments of net short-term gains.

During the year ended September 30, 2007, the Fund utilized a capital loss carryforward of $31,454 to offset current year realized gains.

2.    INVESTMENT TRANSACTIONS

During the year ended September 30, 2007, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $19,150,854 and $23,371,408, respectively.

3.    ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Advisory Agreement with Salem Investment Counselors, Inc. (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's average daily net assets. For the year ended September 30, 2007, the Advisor received fees of $104,062 under the Advisory Agreement and voluntarily reimbursed the Fund for borrowing costs of $2,263.

The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the year ended September 30, 2007, the Advisor received fees of $130,077 under the Servicing Agreement. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)

The Fund has adopted a Plan of Distribution (the "Plan") under which it may finance activities primarily intended to result in the sale or retention of Fund shares. Under the Plan, the Advisor is reimbursed for distribution-related expenditures made pursuant to the Plan at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended September 30, 2007, the Advisor received payments from the Fund of $65,039 for distribution-related expenditures.

The Fund and the Advisor are parties to mutual fund services agreements with Ultimus Fund Solutions, LLC ("Ultimus"), under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund).

The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund.

Certain directors and officers of the Fund are directors and/or officers of the Advisor or of Ultimus.

4.    BANK LINE OF CREDIT

The Fund has an unsecured $200,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate at the time of borrowing. During the year ended September 30, 2007, the Fund incurred $2,263 of interest expense related to borrowings. Average debt outstanding during the year ended September 30, 2007 was $26,770. As of September 30, 2007, the Fund had no outstanding borrowings.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Company's officers and directors for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    CONCENTRATIONS

As of September 30, 2007, the Fund has investments in excess of 10%. Although, the Fund has a diversified investment portfolio, these concentrations may cause the Fund to be more sensitive to economic changes or events occurring in these sectors.

THE SHEPHERD STREET EQUITY FUND
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Continued)

7.    ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on March 31, 2008. Management is in the process of determining the impact of the adoption of FIN 48.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE SHEPHERD STREET EQUITY FUND
================================================================================
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS OF THE SHEPHERD STREET EQUITY FUND AND
THE BOARD OF DIRECTORS OF THE SHEPHERD STREET FUNDS, INC.

We have audited the accompanying statement of assets and liabilities of Shepherd Street Equity Fund, a series of shares of The Shepherd Street Funds, Inc., including the schedule of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2003 have been audited by other auditors, whose report dated October 23, 2003 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Shepherd Street Equity Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and its financial highlights for each of the years in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                            /s/ Briggs, Bunting & Dougherty, LLP

                                            BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
November 16, 2007

THE SHEPHERD STREET EQUITY FUND
================================================================================
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS (UNAUDITED)

Overall responsibility for management of the Company rests with the Board of Directors. The Directors serve during the lifetime of the Company and until its termination, or until death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Company to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and executive officer of the
Company:

                                                                                           NUMBER OF
                                                POSITION(S)                                PORTFOLIOS IN FUND    OTHER
                                LENGTH OF       HELD WITH    PRINCIPAL OCCUPATION(S)       COMPLEX OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS AND AGE           TIME SERVED     COMPANY      DURING PAST 5 YEARS           BY DIRECTOR           HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
*David B. Rea (age 52)          Since           Director/    Investment Counselor with             1             None
480 Shepherd Street             Sept. 1998      President    Salem Investment
Winston-Salem, NC 27114                                      Counselors, Inc.

*William R. Watson (age 66)     Since           Director/    Investment Counselor with             1             None
480 Shepherd Street             Sept. 1998      Vice         Salem Investment
Winston-Salem, NC 27114                         President    Counselors, Inc.

INDEPENDENT DIRECTORS:

** James T. Broyhill (age 80)   Since           Director     Retired. Former U.S.                  1             Director of BMC
1930 Virginia Road              Sept. 1998                   Congressman; former                                 Fund, Inc., a
Winston-Salem, NC 27104                                      Secretary of North Carolina                         closed-end
                                                             Department of Economic and                          management
                                                             Community Development.                              investment company.

J. Paul Breitbach (age 69)      Since           Director     Retired. Prior to January             1             Director of Old
320 Buckingham Road             May 2002                     2002, Executive Vice                                Dominion Freight
Winston-Salem, NC 27104                                      President of Krispy Kreme                           Lines, a freight
                                                             Doughnut Corporation.                               transportation
                                                                                                                 company.

James L. Hilmer (age 62)        Since           Director     Marketing consultant.                 1             None
621 Idlewyld Drive              May 2002
Fort Lauderdale, FL 33301

James G. Hanes III (age 64)     Since           Director     Serves on a number of                 1             None
3920 Beechridge Road            July 2002                    community boards and is
Winston-Salem, NC 27106                                      involved in numerous
                                                             philanthropic causes; farmer
                                                             in southern Virginia.

THE SHEPHERD STREET EQUITY FUND
================================================================================
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS (UNAUDITED) (Continued)

                                LENGTH OF                    POSITION(S) HELD WITH              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           TIME SERVED                  COMPANY                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS:

**Robert T. Beach (age 61)      Since Sept. 1998             Vice President                     Investment Counselor with Salem
480 Shepherd Street                                                                             Investment Counselors, Inc.
Winston-Salem, NC 27114

Dale M. Brown (age 54)          Since Sept. 1998             Vice President                     Investment Counselor with Salem
480 Shepherd Street                                                                             Investment Counselors, Inc.
Winston-Salem, NC 27114

Jeffrey C. Howard (age 53)      Since Sept. 1998             Secretary, Treasurer               Investment Counselor with Salem
480 Shepherd Street                                          and Chief Compliance               Investment Counselors, Inc.
Winston-Salem, NC 27114                                      Officer

* David B. Rea and William R. Watson, as affiliated persons of the Advisor, are "interested persons" of the Company within the meaning of Section 2(a)(19) of the Investment Company Act.

**    James T. Broyhill is the father-in-law of Robert T. Beach.

Additional information about members of the Board of Directors and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-888-575-4800.

THE SHEPHERD STREET EQUITY FUND
================================================================================
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (April 1, 2007) and held until the end of the period (September 30, 2007).

The table following illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a sales load. However, a redemption fee of 0.5% is applied on the sale of shares held for less than six months.

THE SHEPHERD STREET EQUITY FUND
================================================================================
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (Continued)

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                  April 1, 2007   Sept. 30, 2007  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $1,000.00        $1,108.30       $ 6.08
Based on Hypothetical 5% Return
    (before expenses)               $1,000.00        $1,019.30       $ 5.82
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of (1.15%) for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the year ended September 30, 2007. On December 29, 2006, the Fund declared and paid an ordinary income distribution of $0.0741 per share. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), this ordinary income distribution made by the Fund was subject to a maximum tax rate of 15%. As required by federal regulations, complete information was computed and reported in conjunction with your 2006 Form 1099-DIV.

THE SHEPHERD STREET EQUITY FUND
================================================================================
BOARD REVIEW OF ADVISORY AGREEMENT AND OPERATING
SERVICES AGREEMENT (UNAUDITED)

The Investment Company Act of 1940 requires that both the full Board of Directors and a majority of the Directors who are not interested persons of the Fund (the "Independent Directors"), voting separately, annually review and approve the Advisory Agreement and the Operating Services Agreement (collectively, the "Agreements") between the Fund and Salem Investment Counselors, Inc., the Advisor. At an in-person meeting held on August 23, 2007, the Agreements were reviewed and approved by the Board of Directors. The information, material facts and conclusions that formed the basis for the Directors decision to approve the Agreements for an additional one-year term is described below.

      1. THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISOR. In this regard, the Board reviewed the services being provided by the Advisor to the Fund including, without limitation, its investment advisory and administrative services since the Fund's inception, its coordination of services and distribution efforts for the Fund over the years, and its provision of officers to the Fund (including the Fund's chief compliance officer) without additional compensation. The Advisor reviewed its responsibilities under the Advisory Agreement and the Operating Services Agreement and its compensation under each of the Agreements. The Advisor also reviewed the background and experience of its key investment and operating personnel. After reviewing the foregoing information, the Directors concluded that the quality, extent and nature of the services provided by the Advisor were satisfactory and adequate for the Fund.

      2. THE INVESTMENT PERFORMANCE OF THE FUND AND ADVISOR. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index (S&P 500 Index) and comparable funds managed by other investment advisers. The Advisor reviewed with the Board the Fund's historical performance over various periods ended June 30, 2007 as it compared to the returns of the S&P 500 Index, the Dow Jones Industrial Average and averages of similarly managed mutual funds. The Board also considered the consistency of the Advisor's management of the Fund with the Fund's investment objective and policies, the long-term performance of the Fund and the Fund's Morningstar ratings. The Board considered the Fund's recent underperformance and the Advisor's rationale for such performance. Following further discussion, the Board concluded that the long-term investment performance of the Fund and the Advisor was satisfactory.

THE SHEPHERD STREET EQUITY FUND
================================================================================
BOARD REVIEW OF ADVISORY AGREEMENT AND OPERATING
SERVICES AGREEMENT (UNAUDITED) (Continued)

      3. THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND. In this regard, the Board considered the Advisor's staffing, personnel and methods of operations; the financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset levels of the Fund; and the overall expenses of the Fund. The Advisor reviewed the rate of the advisory fee paid by the Fund under the Advisory Agreement and compared it to the average advisory fee ratios of similar mutual funds as reported by Morningstar, Inc. The Advisor also compared the total operating expense ratio of the Fund with average expense ratios of representative funds, pointing out that the Fund's overall expense ratio (1.15%) is below the average expense ratio (1.19%) and median expense ratio (1.17%) for funds categorized by Morningstar as large-cap growth funds. The Advisor reminded the Board that the Fund has a "unified" fee structure, whereby the Fund pays the Advisor a fee for its administration services and a fee for its advisory services and the Advisor is responsible for paying the Fund's operating expenses. The Advisor next discussed the analysis of its revenues and expenses with respect to the Fund for the past 7 calendar years and for the first six months of 2007. The Advisor informed the Board that most of the expenses included in this analysis are directly related to the Advisor's provision of services to the Fund. The Advisor noted that a few expenses, most notably salary expense, represent a reasonable allocation of indirect costs. The Advisor pointed out that, based upon the Advisor's profitability analysis, the Advisor is currently realizing a small profit with respect to its services to the Fund. The Advisor also reminded the Directors that, when viewed in the aggregate, the Advisor has incurred losses over the life of the Fund. The Directors reviewed to the balance sheet of the Advisor as of December 31, 2006, which was provided in order to demonstrate the financial viability of the Advisor.

            The Advisor reminded the Board that the Advisory Agreement permits the Advisor, subject to its other duties thereunder, to pay brokers and dealers a higher commission than may be charged by other brokers or dealers in exchange for research, analysis, advice and similar services. The Advisor reported that it has not entered into any such "soft dollar" arrangements for research or other services. The Advisor discussed indirect benefits accruing from the Advisory Agreement, including increased exposure and improved verifiability of its investment results. The Advisor noted that the value of these benefits is very difficult to quantify.

            Following further consideration and discussion of the foregoing, the Directors concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable.

THE SHEPHERD STREET EQUITY FUND
================================================================================
BOARD REVIEW OF ADVISORY AGREEMENT AND OPERATING
SERVICES AGREEMENT (UNAUDITED) (Continued)

      4. THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF THE FUND'S INVESTORS. IN THIS REGARD, THE BOARD CONSIDERED THE FUND'S UNIFIED FEE STRUCTURE, WHICH LIMITS THE FUND'S EXPENSES. The Advisor reminded the Board that in past years the Advisor effectively received no management fee or a very small management fee because it was paying the Fund's operating expenses under the unified fee structure. The Directors discussed that, while the Fund does not have specific fee breakpoints at higher asset levels, the Fund's aggregate expenses are currently lower than the Fund's category average as calculated by Morningstar, even though the average includes many funds that are substantially larger than the Fund. In addition, the Directors noted that the Advisor had suggested and voluntarily agreed to lower the amount of the unified fee several years ago and that, if the Fund begins to grow in assets, it may become necessary for the Advisor to consider adding fee breakpoints to the Advisory Agreement and/or the Operating Services Agreement. Following further discussion, the Directors determined that the Fund's fee arrangements with the Advisor, while not specifically reduced at higher asset levels, nevertheless were structured for the benefit of stockholders, particularly if the Fund's assets were to unexpectedly drop precipitously.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Directors, including a majority of Independent Directors, concluded that the Agreements with the Advisor are fair and reasonable, and that the renewal of the Agreements was in the best interests of the Fund and its stockholders

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

                               INVESTMENT ADVISOR:
                        Salem Investment Counselors, Inc.
                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103

                              SHAREHOLDER SERVICES:
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                                 1-888-575-4800

                                 LEGAL COUNSEL:
                             Kilpatrick Stockton LLP
                             1001 West Fourth Street
                          Winston-Salem, NC 27101-2400

  A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the Securities and
     Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC's website at http://www.sec.gov.

  The Company files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q.
       The filings are available free of charge, upon request, by calling 1-888-575-4800. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Company's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is J. Paul Breitbach. Mr. Breitbach is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $11,000 and $11,000 with respect to the registrant's fiscal years ended September 30, 2007 and 2006, respectively.

       (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

       (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $1,500 and $1,500 with respect to the registrant's fiscal years ended September 30, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal and state income tax and federal excise tax returns.

       (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

       (e)(1) The audit  committee  has not adopted  pre-approval  policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

       (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

       (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

       (g) During the fiscal years ended September 30, 2007 and 2006, aggregate non-audit fees of $1,500 and $1,500, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

       (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Shepherd Street Funds, Inc.
             ---------------------------------------------

By (Signature and Title)* /s/ David B. Rea
                          ---------------------------------
                          David B. Rea, President

Date  November 29, 2007
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David B. Rea
                          ---------------------------------
                          David B. Rea, President

Date  November 29, 2007
     ---------------------

By (Signature and Title)* /s/ Jeffrey C. Howard
                          ---------------------------------
                          Jeffrey C. Howard, Treasurer

Date  November 29, 2007
     ---------------------

* Print the name and title of each signing officer under his or her signature.